Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Segment Reporting Text Block Abstract
Schedule of company’s internal financial reporting system
	Products	Covid-19 Services	Patient Services	Total
	Unaudited
Revenues from external customers	-	361	1,863	2,224
Segment loss	2,398	7,798	2,906	13,102
Unallocated general and administrative expenses				7,687
Finance Income, net				7,515
Loss before taxes on income				13,274

	Products	Patient Services	Total
	Unaudited
Revenues from external customers	50	2,875	2,925
Segment loss	1,528	883	2,411
Unallocated general and administrative expenses			1,862
Finance expenses, net			503
Loss before taxes on income			4,776